Other Financial Assets - Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts [Line Items]
Beginning balance	₩ (26,197,311)
Ending balance	(26,799,201)	₩ (26,197,311)
Loans | Allowance for credit losses [member]
Allowance for doubtful accounts [Line Items]
Beginning balance	71,994	80,793	₩ 54,837
Write-off	(447)	(12,526)	0
Bad debt expense (Reversal of bad debt allowance)	(3,455)	3,727	16,394
Others	3,906	0	9,562
Ending balance	₩ 71,998	₩ 71,994	₩ 80,793